AMG Trilogy Global Equity Fund
AMG Trilogy Global Equity Fund
INVESTMENT OBJECTIVE
The AMG Trilogy Global Equity Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMG Trilogy Global Equity Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.52%	0.37%	0.27%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.23%	0.83%	0.73%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example AMG Trilogy Global Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	125	390	676	1,489
Service Class	85	265	460	1,025
Institutional Class	75	233	406	906

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and/or investments that expose the Fund to such issuers, and the Fund will invest in issuers located in and/or have investments that expose the Fund to issuers located in a minimum of three countries, including the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains its principal place of business outside the United States, its securities are traded principally outside the United States, it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.

The Fund may allocate investments across all market capitalizations, but investments generally will be in large- and medium- sized companies. Trilogy Global Advisors, L.P. (“Trilogy” or the “Subadvisor”) may invest up to 20% of the Fund’s net assets in securities of issuers located in emerging market countries. The Subadvisor considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded principally in an emerging market country, it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The Fund’s portfolio normally consists of between 80 to 120 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
—  Earnings growth drives equity returns over the long term.
—  Early-stage and traditional growth companies provide the greatest opportunity.
—  Risk management with respect to the Fund's portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
—  A disciplined investment process requires consistently idenitfying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/14 (Service Class)

Best Quarter: 15.23% (1st Quarter 2012) Worst Quarter: -17.83% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/14
Average Annual Total Returns AMG Trilogy Global Equity Fund	1 Year	Since Inception		Inception Date
Service Class	1.57%	6.89%	[1]	Mar. 01, 2011
Service Class Return After Taxes on Distributions	(0.35%)	5.65%	[1]	Mar. 01, 2011
Service Class Return After Taxes on Distributions and Sale of Fund Shares	2.19%	5.27%	[1]	Mar. 01, 2011
Service Class MSCI World Index (reflects no deduction for fees, expenses, or taxes)	4.94%	8.86%	[1]	Mar. 01, 2011
Investor Class	1.08%	8.81%	[2]	Mar. 01, 2012
Investor Class MSCI World Index (reflects no deduction for fees, expenses, or taxes)	4.94%	12.37%	[2]	Mar. 01, 2012
Institutional Class	1.67%	6.94%	[1]	Mar. 01, 2011
Institutional Class MSCI World Index (reflects no deduction for fees, expenses, or taxes)	4.94%	8.86%	[1]	Mar. 01, 2011
[1]	Service Class, Institutional Class and Index performance shown reflects performance since the inception date of the Fund's Service Class and Institutional Class on March 1, 2011.
[2]	Investor Class and Index performance shown reflects performance since the inception date of the Fund's Investor Class on March 1, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.